UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                 May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $63,435
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.



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

                                              FORM 13F INFORMATION TABLE
                                                   March 31, 2013




COL 1                         COL 2             COL 3      COL 4          COL 5           COL 6           COL 7        COL 8

                              TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (x$1,000) PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------                ---------         ------     --------- --------   --- ----  -----------     -----  -----   ------ ----
ACCO BRANDS CORP              COM               00081T108     916      137,150  SH        SHARED-DEFINED  1        137,150
AMERICAN AXLE & MFG HLDGS IN  COM               024061103     546       40,000  SH        SHARED-DEFINED  1         40,000
ANALOGIC CORP                 COM PAR $0.05     032657207     666        8,425  SH        SHARED-DEFINED  1          8,425
ARC DOCUMENT SOLUTIONS INC    COM               00191G103     623      209,022  SH        SHARED-DEFINED  1        209,022
AZZ INC                       COM               002474104     482       10,001  SH        SHARED-DEFINED  1         10,001
BARCLAYS BK PLC               ETN DJUBS COPR37  06739F101   1,063       25,000      PUT   SHARED-DEFINED  1         25,000
BHP BILLITON LTD              SPONSORED ADR     088606108     684       10,000      PUT   SHARED-DEFINED  1         10,000
CASELLA WASTE SYS INC         CL A              147448104     298       68,200  SH        SHARED-DEFINED  1         68,200
CATERPILLAR INC DEL           COM               149123101     870       10,000  SH        SHARED-DEFINED  1         10,000
CROWN HOLDINGS INC            COM               228368106   1,622       38,973  SH        SHARED-DEFINED  1         38,973
GENERAL CABLE CORP DEL NEW    COM               369300108     821       22,400  SH        SHARED-DEFINED  1         22,400
GRANITE CONSTR INC            COM               387328107   1,751       55,000  SH        SHARED-DEFINED  1         55,000
GREENBRIER COS INC            COM               393657101   1,191       52,457  SH        SHARED-DEFINED  1         52,457
HEARTLAND EXPRESS INC         COM               422347104     693       51,986  SH        SHARED-DEFINED  1         51,986
HERTZ GLOBAL HOLDINGS INC     COM               42805T105     445       20,000  SH        SHARED-DEFINED  1         20,000
HORSEHEAD HLDG CORP           COM               440694305   4,254      391,018  SH        SHARED-DEFINED  1        391,018
ISHARES TR                    RUSSELL 2000      464287655   2,833       30,000      PUT   SHARED-DEFINED  1         30,000
KEMET CORP                    COM NEW           488360207     344       55,000  SH        SHARED-DEFINED  1         55,000
KIRBY CORP                    COM               497266106   1,920       25,000  SH        SHARED-DEFINED  1         25,000
KNIGHT TRANSN INC             COM               499064103     322       20,000  SH        SHARED-DEFINED  1         20,000
MCDERMOTT INTL INC            COM               580037109     349       31,758  SH        SHARED-DEFINED  1         31,758
MERITOR INC                   COM               59001K100     288       60,943  SH        SHARED-DEFINED  1         60,943
MUELLER WTR PRODS INC         COM SER A         624758108   6,169    1,040,331  SH        SHARED-DEFINED  1      1,040,331
NETSOL TECHNOLOGIES INC       COM PAR $.001     64115A402   7,006      531,933  SH        SHARED-DEFINED  1        531,933
NORFOLK SOUTHERN CORP         COM               655844108   1,529       19,839  SH        SHARED-DEFINED  1         19,839
ORION MARINE GROUP INC        COM               68628V308     398       40,000  SH        SHARED-DEFINED  1         40,000
OSI SYSTEMS INC               COM               671044105     623       10,006  SH        SHARED-DEFINED  1         10,006
QUANTA SVCS INC               COM               74762E102   1,915       67,000  SH        SHARED-DEFINED  1         67,000
QUANTUM CORP                  COM DSSG          747906204     128      100,100  SH        SHARED-DEFINED  1        100,100
RENEWABLE ENERGY GROUP INC    COM NEW           75972A301     254       32,995  SH        SHARED-DEFINED  1         32,995
SPDR S&P 500 ETF TR           TR UNIT           78462F103  18,800      120,000      PUT   SHARED-DEFINED  1        120,000
STONERIDGE INC                COM               86183P102   1,639      214,866  SH        SHARED-DEFINED  1        214,866
TEXAS INDS INC                COM               882491103   1,578       25,000      PUT   SHARED-DEFINED  1         25,000
WHIRLPOOL CORP                COM               963320106     415        3,500  SH        SHARED-DEFINED  1          3,500

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